Defined benefit plan assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined benefit plan assets and liabilities [Abstract]
Present value of defined benefit obligations	₩ 1,841,982	₩ 1,695,191
Fair value of plan assets	(1,714,634)	(1,688,047)
Recognized liabilities for defined benefit obligations	₩ 127,348	₩ 7,144	₩ 130,879